Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - Selling and Marketing Expense [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Selling and Marketing Expenses [Line Items]
Employee compensation and benefits	$ 54,981	$ 55,943
Travel and promotion	47,633	19,638
Transportation	105,514	90,388
Insurance	8,228
Consulting fee	6,053	1,349
Inspection and certification fees	67,265	106,195
Entertainment	110,453	49,247
Office and miscellaneous	36,492	9,458
Total	$ 436,619	$ 332,218